Supplement dated June 24, 2022
to the Statement of Additional Information (SAI), dated June 1, 2022, for the following funds (the Funds):
Fund
Columbia Funds Series Trust
Columbia California (CA) Intermediate Municipal Bond Fund
Columbia North Carolina (NC) Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia South Carolina (SC) Intermediate Municipal Bond Fund
Columbia Virginia (VA) Intermediate Municipal Bond Fund
Columbia Funds Series Trust I
Columbia Connecticut (CT) Intermediate Municipal Bond Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts (MA) Intermediate Municipal Bond Fund
Columbia New York (NY) Intermediate Municipal Bond Fund
Columbia Oregon (OR) Intermediate Municipal Bond Fund
Columbia Strategic California (CA) Municipal Income Fund
Columbia Strategic New York (NY) Municipal Income Fund
Columbia Funds Series Trust II
Columbia Minnesota (MN) Tax-Exempt Fund
Anders Myhran has announced that he plans to retire effective September 30, 2022. Until then, Mr. Myhran will continue to serve as a portfolio manager of the Funds. Accordingly, effective September 30, 2022, all references to Mr. Myhran in the SAI for the Funds are hereby removed.
Effective immediately, the information for the following funds under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2021, unless otherwise noted
CA Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 5 other accounts	$2.52 billion $11.31 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	15 RICs 4 other accounts	$4.95 billion $122.76 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
NC Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 5 other accounts	$2.78 billion $11.31 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	15 RICs 4 other accounts	$5.21 billion $122.76 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
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		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
SC Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 5 other accounts	$2.85 billion $11.31 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	15 RICs 4 other accounts	$5.29 billion $122.76 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
Short Term Municipal Bond Fund	Anders Myhran(l)	15 RICs 4 other accounts	$4.70 billion $122.76 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	$10,001 – $50,000(b)
	Catherine Stienstra	7 RICs 3 other accounts	$8.44 billion $1.58 million	None	$10,001 – $50,000(b)
VA Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 5 other accounts	$2.83 billion $11.31 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	15 RICs 4 other accounts	$5.26 billion $122.76 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
For Funds with fiscal year ending July 31 – Information is as of July 31, 2021, unless otherwise noted
OR Intermediate Municipal Bond Fund	Paul Fuchs	8 RICs 6 other accounts	$2.56 billion $11.51 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	13 RICs 4 other accounts	$5.20 billion $118.41 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
For Funds with fiscal year ending October 31 – Information is as of October 31, 2021, unless otherwise noted
CT Intermediate Municipal Bond Fund	Paul Fuchs	8 RICs 6 other accounts	$2.76 billion $10.83 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	13 RICs 4 other accounts	$5.45 billion $118.62 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
Intermediate Municipal Bond Fund	Paul Fuchs	8 RICs 6 other accounts	$1.78 billion $10.83 million	None	$10,001 – $50,000(a) $1 – $10,000(b)	Columbia Management	Columbia Management
	Anders Myhran(l)	13 RICs 4 other accounts	$4.47 billion $118.62 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
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		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
MA Intermediate Municipal Bond Fund	Paul Fuchs	8 RICs 6 other accounts	$2.65 billion $10.83 million	None	$10,001 – $50,000(a)	Columbia Management	Columbia Management
	Anders Myhran(l)	13 RICs 4 other accounts	$5.33 billion $118.62 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
NY Intermediate Municipal Bond Fund	Paul Fuchs	8 RICs 6 other accounts	$2.64 billion $10.83 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(l)	13 RICs 4 other accounts	$5.33 billion $118.62 million	None	None
	Douglas Rangel(m)	4 other accounts	$0.21 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(l)	Mr. Myhran is expected to retire effective September 30, 2022 and, as of such date, he will cease to serve as portfolio manager of the Fund. Mr. Myhran will also cease to serve as portfolio manager of Columbia MN Tax-exempt Fund, Columbia Strategic CA Municipal Income Fund and Columbia Strategic NY Municipal Income Fund as of such date.
(m)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of May 31, 2022.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_036_(06/22)
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